Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of other assets [abstract]
Accounts receivable and other items	$ 8,929	$ 9,069
Accrued interest	2,416	2,479
Current income tax receivable	2,572	2,468
Defined benefit asset	13	13
Insurance-related assets, excluding investments	1,779	1,761
Prepaid expenses	1,193	1,297
Total	$ 16,902	$ 17,087